Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Allocation of net (loss) earnings	$ (615,245)	$ 3,364,702	$ (3,541,872)	$ 7,175,980
Basic and diluted weighted average shares outstanding	4,176,952	14,490,000	14,490,000	13,133,764
Basic and diluted net (loss) earnings	$ (0.15)	$ 0.23	$ (0.244)	$ 0.546
Common Class A [Member]
Allocation of net (loss) earnings	$ (191,771)	$ 2,697,102	$ (2,839,120)	$ 5,605,148
Basic and diluted weighted average shares outstanding	1,301,952	11,615,000	11,615,000	10,258,764
Basic and diluted net (loss) earnings	$ (0.15)	$ 0.23	$ (0.244)	$ 0.546
Common Class B [Member]
Allocation of net (loss) earnings	$ (423,474)	$ 667,600	$ (702,753)	$ 1,570,832
Basic and diluted weighted average shares outstanding	2,875,000	2,875,000	2,875,000	2,875,000
Basic and diluted net (loss) earnings	$ (0.15)	$ 0.23	$ (0.244)	$ 0.546